                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended September 30, 2005
                                              ------------------


Check here if Amendment [ ]             Amendment Number :
                                                                    ----------
  This Amendment (Check only one):  [ ]  is a restatement
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
         ------------------------------
Address: 300 Crescent Court, Suite 1111
         ------------------------------
         Dallas, Texas 75201
         ------------------------------

Form 13F File Number:  28-10349
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Reid S. Walker                  Contact Person: Joseph I. Worsham, II
         ------------------------------
Title:   Member of WS Capital, L.L.C.,
         general partner of
         WS Capital Management, L.P.
         ------------------------------
Phone:   (214) 756-6056
         ------------------------------

Signature, Place and Date of Signing:

        /s/ Reid S. Walker          Dallas, Texas          November 10, 2005
        ------------------          -------------          ------------------
           (Signature)              (City, State)                (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
Form 13F Information Table Entry Total:              134
Form 13F Information Table Value Total:         $582,691
                                          (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   COLUMN 8
COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                      TITLE OF               VALUE      SHRS OR  SH/ PUT/  INVESTMENT    OTHER
 ISSUER                       CLASS       CUSIP     [x$1000]   PRN AMT  PRN CALL  DISCRETION   MANAGERS    SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                    COM      00651F108     1662      433,900  SH        SHARED(2)                        433,900
AFFIRMATIVE INSURANCE HLDG INC COM        8272106     5096      350,000  SH        SHARED(2)                        350,000
ALLIED CAPITAL CORP NEW        COM      01903Q108     1288       45,000  SH        SHARED(2)                         45,000
AMERICAN EQUITY INVESTMENT     COM      025676206     9988      880,000  SH        SHARED(2)                        880,000
AMERICAS CAR MART INC          COM      03062T105      359       20,000  SH        OTHER(3)                          20,000
AMYLIN PHARMACEUTICALS INC     COM       32346108    10058      289,100  SH        SHARED(2)                        289,100
ARADIGM                        COM      038505103      535      500,000  SH        SHARED(2)                        500,000
ARES CAPITAL CORP              COM      04010L103     3954      242,900  SH        SHARED(2)                        242,900
AVID TECHNOLOGY INC            COM      05367P100     2579       62,290  SH        SHARED(2)                         62,290
BAKERS FOOTWEAR GROUP INC      COM      057465106     2582      172,423  SH        OTHER(3)                         172,423
BEARINGPOINT INC               COM       74002106     2803      369,300  SH         SOLE(1)            369,300
BECKMAN COULTER INC            COM       75811109    15983      296,100  SH         SOLE(1)            296,100
BEVERLY HILLS BANCORP INC      COM      087866109     1231      120,000  SH         SOLE(1)            120,000
BIOLASE TECHNOLOGY INC         COM      090911108       32        4,447  SH        OTHER(3)                           4,447
BRINK'S COMPANY                COM      109696104     8623      210,000  SH         SOLE(1)            210,000
BUILDERS FIRSTSOURCE INC       COM      12008R107      447       20,000  SH        OTHER(3)                          20,000
CALPINE CORP                   COM      131347956      259      100,000  SH  PUT   SHARED(2)                        100,000
CAM COMM SOLUTIONS INC         COM      131916108      632       35,600  SH        OTHER(3)                          35,600
CARDINAL HEALTH INC            COM      14149Y108     6344      100,000  SH         SOLE(1)            100,000
CAREER EDUCATION CORP          COM      141665959     8250      232,000  SH  PUT   SHARED(2)                        232,000
C COR INC                      COM      125010108      574       85,000  SH        SHARED(2)                         85,000
CELADON GROUP INC              COM      150838100      348       15,600  SH        SHARED(2)                         15,600
CELL GENESYS INC               COM      150921104      219       40,000  SH        OTHER(3)                          40,000
CENTILLIUM COMM INC            COM      152319109      344       91,200  SH        OTHER(3)                          91,200
CENVEO INC                     COM      15670S105     1167      112,500  SH         SOLE(1)            112,500
CHARLES & COLVARD LTD          COM      159765106     2421       97,000  SH        SHARED(2)                         97,000
CHESAPEAKE ENERGY CORP         COM      165167107     8587      224,500  SH         SOLE(1)            224,500
CKE RESTAURANTS INC            COM      12561E105    32632    2,475,900  SH        SHARED(2)                      2,475,900
CKE RESTAURANTS INC            COM      12561E905     1977      150,000  SH  CALL  SHARED(2)                        150,000
COMPUTER HORIZONS CORP         COM      205908106      652      147,900  SH        OTHER(3)                         147,900


COMSTOCK RESOURCES INC NEW   COM NEW   205768203    12871      392,300   SH        SHARED(2)                     392,300
CONTANGO OIL & GAS CO        COM NEW   21075N204     1418      117,800   SH        OTHER(3)                      117,800
CORINTHIAN COLLEGES INC        COM     218868107     7240      545,600   SH        SHARED(2)                     545,600
CURON MEDICAL INC              COM     231292103      343      856,676   SH         SOLE(1)         856,676
CYPRESS SEMICONDUCTOR CORP     COM     232806109      903       60,000   SH         SOLE(1)          60,000
DEAN FOODS CO NEW              COM     242370104    11471      295,200   SH        SHARED(2)                     295,200
DECKERS OUTDOOR CORP           COM     243537107      361       15,000   SH        SHARED(2)                      15,000
DELTA PETROLEUM CORP         COM NEW   247907207     1040       50,000   SH        SHARED(2)                      50,000
DENDREON CORP                  COM     24823Q107     1251      186,400   SH        SHARED(2)                     186,400
DESERT COMMUNITY BANK          COM     25037Y109     5527      170,233   SH        SHARED(2)                     170,233
D R HORTON INC                 COM     23331A109     3774      104,200   SH        SHARED(2)                     104,200
EXPLORATION CO OF DELAWARE   COM NEW   302133202       72       10,000   SH        OTHER(3)                       10,000
EXTREME NETWORKS INC           COM     30226D106     1402      315,000   SH        SHARED(2)                     315,000
FAVRILLE INC                   COM     312088404      301       66,202   SH        OTHER(3)                       66,202
FEDERATED DEPT STORES          COM     31410H101    18122      271,000   SH        SHARED(2)                     271,000
FEDERATED DEPT STORES          COM     31410H101     6687      100,000   SH  CALL  SHARED(2)                     100,000
FIRST ACCEPTANCE CORP          COM     318457108    12580    1,244,279   SH        SHARED(2)                   1,244,279
FLOW INTL CORP                 COM     343468104      747       96,800   SH        OTHER(3)                       96,800
FRONTIER OIL CORP              COM     35914P105     3193       72,000   SH         SOLE(1)          72,000
FROZEN FOOD EXPRESS INDS INC   COM     359360104      412       39,300   SH        OTHER(3)                       39,300
GAMESTOP CORP                  CLA     36466R101    27694      880,000   SH        SHARED(2)                     880,000
GAMESTOP CORP                  CLA     36466R951     7395      235,000   SH  PUT   SHARED(2)                     235,000
GENITOPE CORP                  COM     37229P507     4841      697,499   SH        SHARED(2)                     697,499
GENTIVA HEALTH SERVICES INC    COM     37247A102    14382      793,700   SH        SHARED(2)                     793,700
GLOBAL INDUSTRIES LTD          COM     379336100      671       45,500   SH        OTHER(3)                       45,500
GOLD BANC CORP INC             COM     379907108     2608      175,000   SH         SOLE(1)         175,000
GUESS INC                      COM     401617105     2647      123,500   SH        SHARED(2)                     123,500
GYMBOREE CORP                  COM     403777105     2350      172,300   SH         SOLE(1)         172,300
HANSEN NATURAL CORP            COM     411310105      819       17,400   SH        SHARED(2)                      17,400
HARRAHS ENTERTAINMENT INC      COM     413619107     4524       69,400   SH         SOLE(1)          69,400
                             COM PAR
HOLLY CORP                    $0.01    435758305     6065       94,800   SH        SHARED(2)                      94,800
HOLLINGER INTERNATIONAL        CLA     435569108      980      100,000   SH         SOLE(1)         100,000
INTERNATIONAL DISPLAYWORKS I   COM     459412102     4654      783,470   SH        SHARED(2)                     783,470
INTEROIL CORP                  COM     460951106      699       30,000   SH         SOLE(1)          30,000
INTERSTATE HOTELS & RESRTS I   COM     46088S106     3727      801,600   SH        SHARED(2)                     801,600
INTERVOICE-BRITE INC           COM     461142101     2250      250,000   SH         SOLE(1)         250,000
INTEVAC INC                    COM     461148108      704       68,263   SH        OTHER(3)                       68,263
IVAX CORP                      COM     465823102     7368      279,500   SH        SHARED(2)                     279,500
JAMES RIVER GROUP INC.         COM     470359100      880       50,000   SH         SOLE(1)          50,000
JARDEN CORP                    COM     471109108     7721      188,000   SH        SHARED(2)                     188,000


JARDEN CORP                    COM     471109958     4107     100,000   SH   PUT    SOLE(1)          100,000
KEYNOTE SYS INC                COM     493308100      260      20,000   SH         OTHER(3)                        20,000
KINDRED HEALTHCARE INC         COM     494580103    10728     360,000   SH         SHARED(2)                      360,000
KNOT INC                       COM     499184109      277      25,000   SH         OTHER(3)                        25,000
LAIDLAW INTL INC               COM     50730R102    24170   1,000,000   SH         SHARED(2)                    1,000,000
LAIDLAW INTL INC               COM     50730R5KD     1450      60,000   SH   CALL  SHARED(2)                       60,000
LEHMAN BROS                    COM     524908100     3494      30,000   SH          SOLE(1)           30,000
LEHMAN BROS                    COM     524908900    11648     100,000   SH   CALL   SOLE(1)          100,000
MAGNA ENTERTAINMENT CORP       CLA     559211107     4362     655,000   SH         SHARED(2)                      655,000
MANOR CARE INC NEW             COM     564055101     2689      70,000   SH          SOLE(1)           70,000
MANUGISTICS GROUP INC          COM     565011103      500     252,700   SH         OTHER(3)                       252,700
MARVEL ENTERPRISES INC         COM     57383M108     1966     110,000   SH         SHARED(2)                      110,000
MAX RE CAPITAL LTD HAMILTON    SHS     G6052F103     2194     883,999   SH         SHARED(2)                      883,999
MEMORY PHARMACEUTICALS CORP    COM     58606R403      642     263,157   SH          SOLE(1)          263,157
MGP INGREDIENTS INC            COM     55302G103      860      76,800   SH          SOLE(1)           76,800
MOBILITY ELECTRONICS INC       COM     60741U101      267      25,000   SH         OTHER(3)                        25,000
MOVIE GALLERY INC              COM     624581104      935      90,000   SH         SHARED(2)                       90,000
MULTIMEDIA GAMES INC           COM     625453105     1796     185,000   SH         SHARED(2)                      185,000
NBTY INC                       COM     628782104     4230     180,000   SH          SOLE(1)          180,000
OREGON STEEL MILLS INC         COM     686079104     3513     125,900   SH         SHARED(2)                      125,900
PARALLEL PETR CORP DEL         COM     699157103    17514   1,251,006   SH         SHARED(2)                    1,251,006
PARTY CITY CORP                COM     702145103    36120   2,134,780   SH         SHARED(2)                    2,134,780
PATTERSON - UTI ENERGY INC     COM     703481101     1804      50,000   SH          SOLE(1)           50,000
PAXAR CORP                     COM     704227107     1432      85,000   SH          SOLE(1)           85,000
PERVASIVE SOFTWARE INC         COM     715710109      756     180,000   SH         OTHER(3)                       180,000
PHH CORP NEW                 COM NEW   693320202     4394     160,000   SH          SOLE(1)          160,000
PIONEER DRILLING CO            COM     723655106      586      30,000   SH         OTHER(3)                        30,000
PIONEER NATURAL RESOURCES CO   COM     723787107    11769     214,300   SH         SHARED(2)                      214,300
PIONEER NATURAL RESOURCES CO   COM     723787107     6042     110,000   SH   CALL  SHARED(2)                      110,000
PORTAL SOFTWARE INC          COM NEW   736126301     2848     975,420   SH         SHARED(2)                      975,420
PRE PAID LEGAL SVCS INC        COM     740065107     6680     172,600   SH         SHARED(2)                      172,600
QUINTANA MARITIME LTD          SHS     Y7169G109     6477     573,200   SH         SHARED(2)                      573,200
RBC BEARINGS INC               COM     75524B104     3924     246,000   SH         SHARED(2)                      246,000
RETAIL VENTURES INC            COM     76128Y102     2290     208,600   SH         OTHER(3)                       208,600
RPC INC                        COM     749660106     4475     173,700   SH         SHARED(2)                      173,700
RUBY TUESDAY INC               COM     781182100     1850      85,000   SH         SHARED(2)                       85,000
SLM CORP                       COM     78442P106      966      18,000   SH         SHARED(2)                       18,000
SOURCECORP                     COM     836167106      652      30,400   SH         OTHER(3)                        30,400
SPIRIT FIN CORP                COM     848568309     5063     450,000   SH          SOLE(1)          450,000
STAPLES INC                    COM     855030102     2226     104,400   SH          SOLE(1)          104,400


STATION CASINOS INC            COM      857689103   2223       33,500   SH           SOLE(1)           33,500
STERIS CORP                    COM      859152100    595       25,000   SH          SHARED(2)                      25,000
SWS GROUP INC                  COM      78503N107   1079       65,800   SH          SHARED(2)                      65,800
SYNERON MEDICAL LTD          ORD SHS    M87245102   7351      201,500   SH          SHARED(2)                     201,500
TEAM INC                       COM      878155100   1125       50,000   SH          SHARED(2)                      50,000
TELIK INC                      COM      87959M109   1800      110,000   SH           SOLE(1)          110,000
TELULAR CORP                 COM NEW    87970T208   1971      571,425   SH          SHARED(2)                     571,425
TIBCO SOFTWARE INC             COM      88632Q103    920      110,000   SH           SOLE(1)          110,000
TRAMMELL CROW CO               COM      89288R106   1518       61,500   SH           SOLE(1)           61,500
TRIAD HOSPITAL INC             COM      89579K109   9054      200,000   SH          SHARED(2)                     200,000
TRM CORP                       COM      872636105   4557      300,000   SH          SHARED(2)                     300,000
TUESDAY MORNING CORP-NEW     COM NEW    899035505   1552       60,000   SH          SHARED(2)                      60,000
TUT SYSTEMS                    COM      901103101   2376      737,998   SH          SHARED(2)                     737,998
UNITED AMER INDEMNITY LTD     CL A      90933T109   1640       89,649   SH           SOLE(1)           89,649
UNITED RETAIL GROUP INC        COM      911380103   1568      203,329   SH          SHARED(2)                     203,329
UNITED SURGICAL PARTNERS INT   COM      913016959    782       20,000   SH    PUT   SHARED(2)                      20,000
USANA HEALTH SCIENCES INC      COM      90328M107   3530       74,000   SH          SHARED(2)                      74,000
VESTA INSURANCE GROUP INC      COM      925391104    513      250,000   SH          OTHER(3)                      250,000
VISTACARE INC                  CLA      92839Y109   1736      120,000   SH          SHARED(2)                     120,000
W HLDG CO INC COM              COM      929251106    328       34,300   SH           SOLE(1)           34,300
WILLIAMS COMPANIES INC.        COM      969457100   9213      367,800   SH           SOLE(1)          367,800
WORLD HEART CORP COM         COM NEW    980905202   2624    2,522,704   SH          SHARED(2)                   2,522,704
XENOGEN CORP                   COM      98410R108    949      343,643   SH           SOLE(1)          343,643
ZENITH NATIONAL
INSURANCE CORP                 COM      989390109   1411       22,500   SH          SHARED(2)                      22,500

(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith together control a majority of the voting power of WSV Management, L.L.C., and each may therefore have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C.